As filed with the Securities and Exchange Commission on December 11, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2014

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2014 (Unaudited)
Shares		Value
COMMON STOCKS: 84.3%
Capital Markets: 5.4%
145,500	Diamond Hill Investment Group, Inc.	$19,495,545
1,715,000	LPL Financial Holdings, Inc.	70,983,850
2,900,000	TD Ameritrade Holding Corp.	97,846,000
		188,325,395
Communications Equipment: 1.0%
1,001,200	Ubiquiti Networks, Inc. 1	35,812,924
Diversified Financial Services: 8.8%
3,054,000	Moody's Corp. 1	303,048,420
Hotels, Restaurants & Leisure: 0.6%
13,391,518	Bwin.Party Digital Entertainment PLC	19,205,106
Industrial Conglomerates: 8.4%
1,500,000	Danaher Corp. 1	120,600,000
1,085,000	Roper Industries, Inc.	171,755,500
		292,355,500
Industrial Services & Distributions: 0.6%
1,819,370	Diploma PLC	20,242,063
Insurance: 9.4%
200,000	Berkshire Hathaway, Inc. - Class B *	28,032,000
15,598	Enstar Group Ltd. *	2,309,596
426,000	Markel Corp. *	294,319,140
		324,660,736
IT Services: 12.0%
3,317,000	MasterCard, Inc.	277,798,750
568,000	Visa, Inc.	137,132,240
		414,930,990
Machinery: 7.1%
4,500,000	Colfax Corp. *,1	244,710,000
Media: 9.3%
5,000,000	Discovery Communications, Inc. *	174,950,000
5,600,000	Live Nation Entertainment, Inc. *	145,600,000
		320,550,000
Multiline Retail: 5.2%
3,000,000	Dollar Tree, Inc. *	181,710,000
Professional Services: 1.4%
800,000	Verisk Analytics, Inc. - Class A *	49,880,000
Software: 1.6%
100,300	ANSYS, Inc. *	7,879,568
166,518	Constellation Software, Inc.	46,909,600
		54,789,168
Specialty Retail: 7.6%
1,700,000	CarMax, Inc. *,1	95,047,000
1,505,003	Monro Muffler Brake, Inc.	80,427,360
500,000	O'Reilly Automotive, Inc. *,1	87,940,000
		263,414,360
Technology: 2.0%
637,000	Apple, Inc.	68,796,000

Wireless Telecommunication Services: 3.9%
1,200,000	SBA Communications Corp. *	134,796,000
TOTAL COMMON STOCKS
(Cost $2,068,549,667)		2,917,226,662
CONVERTIBLE PREFERRED STOCKS: 0.4%
Real Estate Investment Trusts: 0.4%
100,000	American Tower Corp.	10,879,000
20,000	Crown Castle International Corp.	2,032,200
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $11,977,581)		12,911,200
REAL ESTATE INVESTMENT TRUSTS: 9.0%
3,200,000	American Tower Corp.	312,000,000
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $221,847,534)		312,000,000

Principal Amount
ASSET BACKED BONDS: 3.1%
	BlueMountain Ltd. 2,3
$50,000,000	1.731%, 4/15/25	49,670,000
	Chase Issuance Trust
10,000,000	0.590%, 8/15/17	10,010,615
	Discover Card Execution Note Trust
10,000,000	0.860%, 11/15/17	10,024,640
	MMAF Equipment Finance, LLC 3
8,101,352	0.200%, 7/2/15	8,101,505
	Santander Drive Auto Receivables Trust
30,180,980	3.060%, 11/15/17	30,595,290
TOTAL ASSET BACKED BONDS
(Cost $108,568,666)		108,402,050
CORPORATE BONDS: 0.5%
	JPMorgan Chase & Co.
17,500,000	3.700%, 1/20/15	17,620,418
TOTAL CORPORATE BONDS
(Cost $17,623,076)		17,620,418

Shares
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 1.1%
37,600,448	First American Prime Obligations Fund - Class Z, 0.016% 4	37,600,448
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $37,600,448)		37,600,448

TOTAL INVESTMENTS IN SECURITIES: 98.4%
(Cost $2,466,166,972)		3,405,760,778
Other Assets in Excess of Liabilities: 1.6%		54,648,830
TOTAL NET ASSETS: 100.0%		$3,460,409,608

*	Non-income producing security.
1	This security or a portion of this security is out on loan as of October 31, 2014. Total loaned securities had a market value of $37,336,292 or 1.1% of net assets.
2	Variable rate security; rate shown is the rate in effect on October 31, 2014.
3
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities was $57,771,505 or 1.7% of net assets.

4	Seven-day yield as of October 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at October 31, 2014 was as follows+:

Cost of investments	$2,464,343,134
Gross unrealized appreciation	965,119,057
Gross unrealized depreciation	(23,701,413)
Net unrealized appreciation	$941,417,644

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Akre Focus Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at October 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2014. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,917,226,662	$-	$-	$2,917,226,662
Convertible Preferred Stocks	12,911,200	-	-	12,911,200
Real Estate Investment Trusts	312,000,000	-	-	312,000,000
Asset Backed Bonds	-	108,402,050	-	108,402,050
Corporate Bonds	-	17,620,418	-	17,620,418
Investments Purchased with Cash Proceeds from Securities Lending	37,600,448	-	-	37,600,448
Total Investments in Securities	$3,279,738,310	$126,022,468	$-	$3,405,760,778

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date   December 9, 2014

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date   December 9, 2014

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date   December 3, 2014

* Print the name and title of each signing officer under his or her signature.